Basis of Presentation and Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2017
Minimum [Member] | Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life	20 years
Minimum [Member] | Land improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Minimum [Member] | Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Maximum [Member] | Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life	40 years
Maximum [Member] | Land improvements [Member]
Property, Plant and Equipment [Line Items]
Useful life	20 years
Maximum [Member] | Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful life	20 years
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	15 years